Intangible assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of intangible assets other than goodwill [Line Items]
Other intangible assets	€ 128	€ 122
Service concession rights [member] | UK waste treatment thalia [Member]
Disclosure of intangible assets other than goodwill [Line Items]
Cash flows due to intangible assets additions excluding infrastructure projects companies	4	3
Computer software [member]
Disclosure of intangible assets other than goodwill [Line Items]
Cash flows due to intangible assets additions excluding infrastructure projects companies	30	28
Other intangible assets [member] | Budimex services business [Member]
Disclosure of intangible assets other than goodwill [Line Items]
Cash flows due to intangible assets additions excluding infrastructure projects companies	95	90
Other intangible assets [member] | Budimex services business [Member] | Construction division [Member]
Disclosure of intangible assets other than goodwill [Line Items]
Cash flows due to intangible assets additions excluding infrastructure projects companies	22
Other intangible assets [member] | Budimex services business [Member] | Power transmission services chile [Member]
Disclosure of intangible assets other than goodwill [Line Items]
Cash flows due to intangible assets additions excluding infrastructure projects companies	47	€ 44
Other intangible assets [member] | SPV project in Leon County | Construction division [Member]
Disclosure of intangible assets other than goodwill [Line Items]
Cash flows due to intangible assets additions excluding infrastructure projects companies	€ 14